T. ROWE PRICE Large-Cap Value Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 4.5%
Entertainment 1.3%
Walt Disney (1) 349,967 48,001
48,001
Interactive Media & Services 0.8%
Alphabet, Class C (1) 10,697 29,877
29,877
Media 2.4%
Comcast, Class A  1,091,537 51,106
News, Class A  1,672,695 37,050
88,156
Total Communication Services 166,034
CONSUMER DISCRETIONARY 3.0%
Auto Components 0.6%
Magna International  333,830 21,469
21,469
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands (1) 557,350 21,664
21,664
Multiline Retail 0.5%
Kohl's  318,587 19,262
19,262
Specialty Retail 1.3%
TJX  810,058 49,073
49,073
Total Consumer Discretionary 111,468
CONSUMER STAPLES 7.5%
Beverages 0.9%
Coca-Cola  534,638 33,148
33,148
Food & Staples Retailing 1.5%
Walmart  378,073 56,303
56,303
Food Products 2.8%
Bunge  208,057 23,055
Conagra Brands  1,305,571 43,828

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  400,448 35,892
102,775
Household Products 1.2%
Kimberly-Clark  343,402 42,293
42,293
Tobacco 1.1%
Philip Morris International  421,128 39,561
39,561
Total Consumer Staples 274,080
ENERGY 6.9%
Oil, Gas & Consumable Fuels 6.9%
ConocoPhillips  632,865 63,286
Exxon Mobil  653,467 53,970
TC Energy  754,216 42,553
TotalEnergies, ADR  1,867,509 94,384
Total Energy 254,193
FINANCIALS 18.7%
Banks 7.1%
Bank of America  1,322,151 54,499
Citigroup  528,400 28,216
Fifth Third Bancorp  700,835 30,164
Huntington Bancshares  2,355,996 34,445
Wells Fargo  2,328,668 112,847
260,171
Capital Markets 3.2%
Charles Schwab  719,720 60,680
Goldman Sachs Group  114,666 37,851
Morgan Stanley  223,301 19,516
118,047
Diversified Financial Services 1.2%
Equitable Holdings  1,354,247 41,860
41,860
Insurance 7.2%
American International Group  1,794,881 112,665
Chubb  398,134 85,161
Marsh & McLennan  118,449 20,186
MetLife  621,744 43,696
261,708
Total Financials 681,786

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 18.1%
Biotechnology 1.8%
AbbVie  406,187 65,847
65,847
Health Care Equipment & Supplies 5.9%
Becton Dickinson & Company  277,063 73,699
Embecta (1) 54,543 1,818
Hologic (1) 379,083 29,121
Medtronic  507,222 56,276
Zimmer Biomet Holdings  422,127 53,990
214,904
Health Care Providers & Services 4.5%
Anthem  149,736 73,553
Cigna  241,724 57,920
CVS Health  319,980 32,385
163,858
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific  49,159 29,036
29,036
Pharmaceuticals 5.1%
Bristol-Myers Squibb  148,700 10,860
Elanco Animal Health (1) 732,056 19,099
Johnson & Johnson  417,178 73,936
Merck  558,377 45,815
Pfizer  742,181 38,423
188,133
Total Health Care 661,778
INDUSTRIALS & BUSINESS SERVICES 11.9%
Aerospace & Defense 1.4%
Boeing (1) 101,154 19,371
L3Harris Technologies  120,200 29,866
49,237
Air Freight & Logistics 2.8%
United Parcel Service, Class B  473,540 101,555
101,555
Airlines 0.7%
Southwest Airlines (1) 537,739 24,628
24,628

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 0.8%
Stericycle (1) 463,026 27,282
27,282
Industrial Conglomerates 4.1%
General Electric  1,300,601 119,005
Siemens (EUR)  226,486 31,361
150,366
Machinery 2.0%
Cummins  205,476 42,145
Illinois Tool Works  149,503 31,306
73,451
Professional Services 0.1%
Nielsen Holdings  160,284 4,366
4,366
Total Industrials & Business Services 430,885
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.8%
Cisco Systems  551,612 30,758
30,758
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity  196,478 25,735
25,735
IT Services 1.5%
Fiserv (1) 553,610 56,136
56,136
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials  138,791 18,293
NXP Semiconductors  69,517 12,866
QUALCOMM  445,541 68,088
Texas Instruments  248,553 45,604
144,851
Software 3.1%
Citrix Systems  274,880 27,735
Microsoft  275,426 84,917
112,652
Total Information Technology 370,132
MATERIALS 4.8%
Chemicals 2.8%
CF Industries Holdings  458,691 47,273
International Flavors & Fragrances  400,167 52,554

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
RPM International  43,726 3,561
103,388
Containers & Packaging 2.0%
International Paper  1,609,055 74,258
74,258
Total Materials 177,646
REAL ESTATE 3.8%
Equity Real Estate Investment Trusts 3.8%
AvalonBay Communities, REIT  147,742 36,695
Equinix, REIT  16,200 12,014
Welltower, REIT  275,659 26,502
Weyerhaeuser, REIT  1,708,327 64,745
Total Real Estate 139,956
UTILITIES 7.7%
Electric Utilities 4.7%
Entergy  228,660 26,696
NextEra Energy  501,126 42,450
Southern  1,425,936 103,395
172,541
Multi-Utilities 3.0%
Ameren  388,763 36,450
Sempra Energy  434,538 73,055
109,505
Total Utilities 282,046
Total Common Stocks (Cost $2,391,533) 3,550,004
CONVERTIBLE PREFERRED STOCKS 0.5%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2) 129,492 6,833
6,833
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23 (2) 19,539 797
797
Total Health Care 7,630

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 0.3%
Electric Utilities 0.3%
Southern, Series A, 6.75%, 8/1/22  226,159 12,257
Total Utilities 12,257
Total Convertible Preferred Stocks (Cost $18,767) 19,887
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 73,055,092 73,055
Total Short-Term Investments (Cost $73,055) 73,055
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 6,280,717 6,281
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,281
Total Securities Lending Collateral (Cost $6,281) 6,281
Total Investments in Securities 99.7%
(Cost $2,489,636) $ 3,649,227
Other Assets Less Liabilities 0.3% 12,145
Net Assets 100.0% $ 3,661,372
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 20 ++
Totals $ — # $ — $ 20 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 104,235 ¤ ¤ $ 79,336
Total $ 79,336 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $79,336.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Value Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,518,643 $ 31,361 $ — $ 3,550,004
Convertible Preferred Stocks — 19,887 — 19,887
Short-Term Investments 73,055 — — 73,055
Securities Lending Collateral 6,281 — — 6,281
Total $ 3,597,979 $ 51,248 $ — $ 3,649,227

T. ROWE PRICE Large-Cap Value Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F1233-054Q1 03/22